Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2024
Disclosure of income and social contribution taxes [abstract]
Income and Social Contribution Taxes
9. Income and social contribution taxes

Accounting policy

Current and deferred income tax (“IRPJ”) and social contribution on net income tax (“CSLL”) are calculated based on their current rates. For the calculation of current IRPJ, the value of tax incentives is also considered. At the end of the fiscal year the portion of the profit corresponding to these investment grants is allocated to the constitution of a tax incentive reserve in subsidiaries’ equity and is excluded from the dividend calculation basis and subsequently capitalized. Taxes are recognized based on the rates of IRPJ and CSLL provided for by the laws enacted on the last day of the financial statements. The current rates in Brazil are 25% for IRPJ and 9% for CSLL.

Deferred IRPJ and CSLL are recognized when a temporary difference between the tax and accounting balances exists, given that tax credits and debits are not subject to the statute of limitations, and mainly result from provisions for differences between cash and accrual basis, tax loss carryforwards, leasing operations, negative bases and provisions for tax, civil, and labor risks. Deferred tax assets are sustained by the continued profitability of their operations.

For purposes of disclosure, deferred tax assets were offset against deferred tax liabilities, in the same taxable entity.

On December 27, 2024, Law 15,079 was published, which introduce the Additional of CSLL to adapt Brazilian legislation to the GloBE Rules, aligning the country to Pillar 2 of the BEPS of OECD. This guideline establishes a minimum global tax rate of 15% for multinationals with annual revenues exceeding € 750 million.

Management assessed and concluded that no relevant effects on the Company's financial statements are expected.

a. Deferred income (IRPJ) and social contribution taxes (CSLL)

	12/31/2024	12/31/2023
Assets - deferred income and social contribution taxes on:
Provision for losses with assets	41,467	46,863
Provisions for tax, civil and labor risks	188,495	326,662
Provision for post-employment benefits	76,166	90,451
Provision for differences between cash and accrual basis (i)	19,483	35,989
Goodwill	10,317	7,976
Provision for asset retirement obligation	13,472	14,759
Operating provisions	60,120	299,609
Provision for profit sharing and bonus	76,880	91,883
Leases payable	499,988	518,138
Change in fair value of subscription warrants	‐	3,566
Provision for deferred revenue	450	932
Other temporary differences	115,753	104,319
Tax losses and negative basis for social contribution carryforwards	510,780	396,601
Total	1,613,371	1,937,748
Offsetting liability balance	(676,430)	(682,614)
Net balances presented in assets	936,941	1,255,134
Liabilities - Deferred income and social contribution taxes on:
Leases payable	406,173	432,908
Provision for differences between cash and accrual basis (i)	194,846	81,293
Change in fair value of subscription warrants	7,611	‐
Goodwill/negative goodwill on investments	28,771	28,717
Business combination - fair value of assets	52,781	54,921
Other temporary differences	119,073	84,981
Total	809,255	682,820
Offsetting asset balance	(676,430)	(682,614)
Net balances presented in liabilities	132,825	206

(i) Refers mainly to the income and social contribution taxes on foreign exchange variation of the derivative instruments.

Changes in the net balance of deferred IRPJ and CSLL are as follows:

Balance as of December 31, 2021 (net)	571,473
Deferred IRPJ and CSLL recognized in profit (loss) for the year	296,459
Deferred IRPJ and CSLL recognized in income for the year from discontinued operation	31,138
Deferred IRPJ and CSLL recognized in other comprehensive income	(1,134)
Balance as of December 31, 2022 (net)	897,936
Deferred IRPJ and CSLL recognized in profit (loss) for the year	335,375
Deferred IRPJ and CSLL recognized in other comprehensive income	21,474
Others	143
Balance as of December 31, 2023 (net)	1,254,928
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(360,953)
Deferred IRPJ and CSLL recognized on company acquisition	(71,815)
Deferred IRPJ and CSLL recognized in other comprehensive income	(18,178)
Others	134
Balance as of December 31, 2024 (net)	804,116

The balance of R$ 1,613,371 was supported by the technical study on taxable profit projections for the realization of deferred tax assets. The taxable profit projections from business plans of each segment of the Company which indicates trends and perspectives, demand effects, competition and other economic factors, and that represent management’s best estimate about the economic conditions existing during the period of realization of the deferred tax asset, were taken into account.

The main key assumptions used to calculate the realization of deferred tax assets are: growth in Gross Domestic Product (“GDP”), exchange rate, basic interest rate (SELIC) and DI, inflation rate and commodity price index.

b. Reconciliation of income and social contribution taxes in the statement of income

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	12/31/2024	12/31/2023	12/31/2022
Income before taxes	4,011,517	3,578,695	1,879,725
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(1,363,916)	(1,216,756)	(639,107)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses	(14,729)	(11,535)	(11,006)
Nontaxable revenues (i)	26,755	114,981	23,149
Adjustment to estimated income	1,807	2,173	10,136
Unrecorded deferred income and social contribution tax carryforwards	(205,794)	(36,227)	(4,602)
Share of profit (loss) of subsidiaries, joint ventures and associates	(44,090)	4,049	4,141
Interest on capital between subsidiaries	35,901	‐	153,004
Other adjustments	(15,861)	(26,666)	29,327
Income and social contribution taxes before tax incentives	(1,579,927)	(1,169,981)	(434,958)
Tax incentives – SUDENE (ii)	94,310	109,039	93,444
Income and social contribution taxes in the statement of income	(1,485,617)	(1,060,942)	(341,514)
Current	(1,124,664)	(1,396,317)	(637,973)
Deferred	(360,953)	335,375	296,459
Effective IRPJ and CSLL rates - %	37.0	29.6	(18.2)

(i) Consist of gains and income not taxable under applicable tax legislation, such as reimbursement of taxes, tax incentives, installments and reversal of certain provisions, as well as recovery of tax credits and amounts related to non-taxation of the income and social contribution taxes on the monetary variation (SELIC) in the repetition of undue tax lawsuits.

(ii) Certain subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, with a 75% decrease in the income tax basis.

c. Tax losses and negative basis for social contribution carryforwards

As of December 31, 2024, the Company and certain subsidiaries had tax loss carryforwards related to income tax (IRPJ) and social contribution (CSLL), whose annual offsets are limited to 30% of taxable income in a given tax year, and do not expire.

The balances comprising deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2024	12/31/2023
Oil Trading	77,155	84,372
Ultrapar	51,339	77,453
Abastece aí Clube	‐	91,861
Ipiranga	300,409	97,071
Ultracargo Soluções Logística	33,553	30,652
Others	48,324	15,192
	510,780	396,601

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2024	12/31/2023
Neogás	45,286	45,333
Integra Frotas	18,927	13,335
Stella	15,686	8,634
Millennium	11,650	8,539
Abastece aí [1]	126,900	‐
Others	6,374	461
	224,823	76,302

[1] As of December 31, 2024, the Company reversed the deferred taxes recorded on tax loss carryforwards related to income tax (IRPJ) and social contribution (CSLL) of the subsidiary, based on projections of future realization.

d. Non-levy of IRPJ/CSLL on the update by Selic of tax undue payments received from the Federal Government

The Company and its subsidiaries have lawsuits claiming the non-levy of IRPJ and CSLL on monetary variation (SELIC) on tax credits. On September 27, 2021, the Federal Supreme Court judged that the levy of IRPJ and CSLL on amounts related to monetary variation received by taxpayers in the repetition of undue tax payments is unconstitutional. The Company and its subsidiaries have registered credits of this nature in the amount of R$ 141,147 as of December 31, 2024 (R$ 143,147 as of December 31, 2023).